Expense Example, No Redemption - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	$ 84
3 Years	262
5 Years	455
10 Years	1,014
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Expense Example, No Redemption:
1 Year	684
3 Years	913
5 Years	1,161
10 Years	1,871
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Expense Example, No Redemption:
1 Year	191
3 Years	591
5 Years	1,016
10 Years	2,005
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Expense Example, No Redemption:
1 Year	485
3 Years	769
5 Years	1,074
10 Years	1,939
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894